Consolidated Statements of Cash Flows - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Operating activities:
Net cash generated from operating activities before income tax paid	$ 41,757	$ 49,657	$ 20,814
Income tax paid	(5,783)	(2,645)	(149)
Net cash generated from continuing operating activities	35,974	47,012	20,665
Net cash generated from discontinued operating activities	0	0	10,751
Net cash generated from operating activities	35,974	47,012	31,416
Investing activities:
Proceeds from sales of participation in associates and joint ventures	0	0	1,209
Capital contributions to associates and joint ventures	(24)	(1,345)	(149)
Proceeds from sales of intangible assets	0	13	0
Contributions to associates and joint ventures pending subscription	(45)	(123)	0
Acquisition and improvement of investment properties	(5,904)	(13,224)	(3,531)
Proceeds from sales of investment properties	22,644	56,001	65,523
Acquisitions and improvements of property, plant and equipment	(18,199)	(7,149)	(8,671)
Financial advances	0	0	(241)
Acquisition of intangible assets	(369)	(248)	(300)
Proceeds from sales of property, plant and equipment	17,843	6,196	3,100
Dividends collected from associates and joint ventures	646	7,890	0
Proceeds from loans granted	551	977	237
Acquisitions of investments in financial assets	(55,427)	(58,608)	(59,246)
Proceeds from disposal of investments in financial assets	52,263	38,996	112,852
Interest and dividends collected from financial assets	120	194	(3,936)
Decrease in securities	0	0	181
Loans granted	(7)	0	(767)
Cash incorporated by business combination, net of cash paid	0	0	11,182
Proceeds from/ (Payments of) derivative financial instruments	824	(252)	(1,839)
Net cash generated from continuing investing activities	14,916	27,796	102,634
Net cash generated from discontinued investing activities	0	0	155,908
Net cash generated from investing activities	14,916	27,796	258,542
Financing activities:
Borrowings and issuance of non-convertible notes	104,947	66,489	226,751
Payment of borrowings and non-convertible notes	(110,187)	(89,811)	(330,808)
Obtaining/ (payment) of short term loans, net	(4,183)	4,999	28,847
Interest paid	(34,268)	(34,948)	(72,607)
Borrowings with associates and joint ventures, net	0	52	0
Proceeds from sales of non-controlling interest in subsidiaries	0	93	0
Payment of borrowings with reladed parties	(28)	(1,037)	0
Repurchase of non-convertible notes	(4,794)	(5,577)	(23,671)
Capital contributions from non-controlling interest in subsidiaries	0	(1,151)	2,255
Acquisition of non-controlling interest in subsidiaries	0	0	(265)
Proceeds from issuance of shares and other equity instruments	0	0	44,666
Lease liabilities paid	0	(2,259)	(144)
Repurchase of treasury shares	(6,880)	(323)	0
Dividends paid	(43,860)	(16,772)	(11,659)
Exercise of warrants	518	181	0
Share capital increase in subsidiaries	0	0	10,977
Payment of financial leases	(374)	0	0
Irrevocable contributions received	0	265	0
Net cash used in continued financing activities	(90,743)	(79,799)	(125,658)
Net cash used in discontinuing financing activities	0	0	(63,982)
Net cash used in financing activities	(90,743)	(79,799)	(189,640)
Net (decrease)/ increase in cash and cash equivalents from continuing activities	39,853	4,991	(2,359)
Net increase/ (decrease) in cash and cash equivalents from discontinued activities	0	0	102,677
Net (decrease)/ increase in cash and cash equivalents	(39,853)	(4,991)	100,318
Cash and cash equivalents at beginning of the year	75,261	97,319	535,898
Foreign exchange (loss)/ gain on cash and changes in fair value of cash equivalents	7,162	0	(675)
Result from exposure to inflation on cash and cash equivalents	(3,634)	(17,067)	(24,427)
Deconsolidation	0	0	(513,795)
Cash and cash equivalents at the end of the year	$ 38,936	$ 75,261	$ 97,319